COMSTOCK PARTNERS FUNDS, INC.
993 Lenox Drive
Suite 106
Lawrenceville, NJ 08648


107/634/607
503/502 SA 9810


                               COMSTOCK PARTNERS
                                  FUNDS, INC.
                ------------------------------------------------

                               COMSTOCK PARTNERS
                                 STRATEGY FUND

                               COMSTOCK PARTNERS
                               CAPITAL VALUE FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1998

DEAR FELLOW SHAREHOLDER:

     For the six months ended October 31, 1998, the Comstock Partners Strategy Fund's Class O, A and C shares posted total returns of 1.04%, 0.91% and 0.60%, respectively, and the Comstock Partners Capital Value Fund's Class A, B, C and R shares posted total returns of -0.59%, -0.80%, -0.83% and -0.59%, respectively, based upon net asset value per share. During the same period, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) posted a total return of -0.41% and the Lehman Brothers Government/Corporate Bond Index rose 6.40%.*

     As you are aware from past shareholder correspondence, both Funds have been positioned to benefit from a bear market in the US stock market. We believe a bear market started in mid-July and, in our opinion, should continue at least into 1999. The decline of the US market after July contributed significantly to the improved results of the Funds. The Funds lagged the S&P 500 after the fiscal first quarter ended July 31, but substantially outperformed this index in the second fiscal quarter ended October 31.* Although the market has rebounded substantially from the October low, we believe the bear market has not ended and will not end until the market returns to normal valuations from what we view as the current extremely overvalued levels.

     As stated in our June letter, we believe the deflation and declining economies throughout the globe will leave virtually no country unaffected, including the United States. Deflation is the opposite of inflation, whereby goods and services cost less and the pricing power of corporations declines substantially. The process starts with overinvestment and excess debt and produces worldwide overcapacity. In our opinion, we are presently experiencing deflation and believe that we cannot extricate ourselves from its effects without severe economic pain as expressed in falling corporate profits and stock market declines.

     We believe that corporate earnings, which have grown far in excess of their potential over the past 6 years, began reverting back to more normal levels in the third quarter of 1998. We expect that the reported annual earnings of the S&P 500 will be approximately $38-$40 per share for 1998 and we feel that these earnings could decline by as much as 10% by the end of 1999 due to the deflationary forces at work. These deflationary forces are very powerful and could even overwhelm the liquidity provided by central bank rate cuts. In fact, we have just witnessed 43 central bank rate cuts worldwide in October and November, while December started off with a coordinated rate cut by 11 countries. In our opinion, this easing is unprecedented in the post-war period and reflects worldwide overcapacity and pricing pressures.

     Japan is still mired in its deflation and recession in the face of substantial easing of interest rates over the past 9 years (short-term rates have been reduced from 7% and now yield negative rates). Likewise, we view the Federal Reserve's easing of interest rates in November as a symptom of deflation, not a cure. This policy helps ease the pain, but the cycle of deflation has to run its course. Furthermore, we believe that once the process starts it will not be over quickly.

     Because of this deflationary environment, we have maintained our Funds' negative posture by positioning the Capital Value Fund with equity shorts, put options and S&P 500 Index futures shorts, while using put options in the less aggressively positioned Strategy Fund. In addition, based on our observance of deflationary forces, we continue to see attractive opportunities in the US Treasury bond market, in which we have significant positions in both Funds.

     Due to the bearish stance we have taken over the past few years, each of the Funds has accumulated a substantial capital loss carryforward (CLCF). As of October 31, 1998, the CLCF in the Capital Value Fund was approximately $210 million and the CLCF in the Strategy Fund was approximately $54 million. These CLCFs may be considered as an important asset of each Fund and its respective shareholders. Although there are certain restrictions on their use, they would allow the Funds to shelter from tax capital gains that may be realized, up to the amounts and subject to the expiration dates of the CLCFs. To the extent the CLCFs are utilized by a Fund to shelter capital gains, the Fund will not be required to pay out these gains as a taxable distribution to shareholders. Furthermore, the amounts of any such undistributed gains would be available to the Funds for reinvestment. (An expiration schedule with respect to the CLCFs of each Fund is outlined in Note 3 to the Financial Statements).

     The monthly dividend of five cents per share, which has been paid on shares of the Strategy Fund, was reduced at the latest Board of Directors meeting. The new dividend per share will no longer be fixed and will reflect the actual monthly income earned by the Fund starting in December 1998. This monthly dividend will be approximately 3 1/2 cents per share in December. The reasons for the cut are due to (1) our concentration on capital gains opportunities rather than ordinary income, due to the substantial CLCF and (2) the maturation of some of the Fund's higher yielding securities and subsequent reinvestment at lower rates due to the aforementioned decline in interest rates.

     We believe strongly that the US market is extremely overvalued. As a result, the Funds are structured to benefit from a US stock market decline. Please note that, consistent with the Funds' prospectus and our investment approach, we have the flexibility to change these positions when we believe conditions warrant.
                                            Sincerely,
                                            Comstock Partners, Inc.
Lawrenceville, New Jersey
December 11, 1998

* PERFORMANCE INFORMATION:

  Total return assumes the reinvestment of dividends and distributions and excludes the effect of sales loads.

  The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Lehman Brothers Government/Corporate Bond Index is a widely accepted unmanaged index of bond market performance which includes fixed rate issues rated investment grade or higher; all returns are market value weighted inclusive of accrued interest.

  Investors should note that there can be no assurance that the markets will perform according to the investment adviser's expectations or that the adviser's investment approach will achieve its objectives.

--------------------------------------------------------------------------------

    You may now obtain current information about Comstock Partners Strategy
    Fund and Comstock Partners Capital Value Fund and our investment strategy through the Funds' internet web site
                                         www.comstockfunds.com
    and a telephone information line 201-332-4422. Please save this information for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Strategy Fund Schedule of Investments (Unaudited)        As of October 31, 1998

                     S&P    MOODY'S          SHARES HELD/                                                                VALUE
                   RATING   RATING            FACE AMOUNT                                      ISSUE                   (NOTE 1A)
BONDS
Corporate
Convertible Bonds
-- 1.1%               UNR     UNR           $       750,000        Ashanti Capital, Ltd. 5.500% due 3/15/2003         $   562,500
                      UNR     UNR                   500,000        TVX Gold, Inc. 5.000% due 3/28/2002                    311,250
                                                                                                                      -----------
                                                                                                                          873,750
                                                                                                                      -----------
Foreign Government
Obligations --
2.1%                  UNR     Aaa       DEM       2,600,000        Bundesrepublik Deutschland 8.875% due 12/20/2000     1,746,477
                                                                                                                      -----------
US Government
Obligations --
65.0%                 AAA     Aaa           $     8,950,000        United States Treasury Bond 6.375% due 8/15/2027    10,333,055
                                                                                                                      -----------
                                                                   United States Treasury Notes:
                      AAA     Aaa                 8,315,000         8.875% due 11/15/1998                               8,325,394
                      AAA     Aaa                34,310,000         8.875% due 2/15/1999                               34,712,070
                                                                                                                      -----------
                                                                                                                       43,037,464

---------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN BONDS (cost $56,171,329) -- 68.2%                                        55,990,746
---------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS
Country Funds --
0.5%                                                 77,600        Lazard Vietnam Fund, Ltd. (a)                          131,920
                                                    250,000        Vietnam Enterprise Investment Fund, Ltd., Class C
                                                                   (a)(b)                                                 253,750
                                                                                                                      -----------
                                                                                                                          385,670
                                                                                                                      -----------
Mining -- 11.2%                                      32,508        AngloGold Limited, ADR                                 812,700
                                                    100,000        Barrick Gold Corporation                             2,137,500
                                                     61,500        Franco-Nevada Mining Corp., Ltd. (d)                 1,182,539
                                                     42,700        Getchell Gold Corporation (a)                          747,250
                                                     64,593        Gold Fields Ltd., ADR (a)                              447,307
                                                    100,000        Harmony Gold Mining, Ltd., ADR (a)                     518,750
                                                    133,200        Homestake Mining Company                             1,581,750
                                                     84,200        Newmont Mining Corporation                           1,789,250
                                                                                                                      -----------
                                                                                                                        9,217,046

---------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN COMMON STOCKS (cost $10,517,168)-- 11.7%                                  9,602,716
---------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS
Mining -- 0.3%                                        6,000        Amax Gold, Inc. $3.75 convertible pfd.                 243,375

---------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN PREFERRED STOCKS (cost $301,920)-- 0.3%                                     243,375
---------------------------------------------------------------------------------------------------------------------------------
 HORT-TERM
SECURITIES (C)
US Government                                                      United States Treasury Bills:
Obligations --
15.8%                 AAA     Aaa           $     1,200,000         3.730% due 3/04/99                                  1,182,514
                      AAA     Aaa                 9,700,000         3.940% due 3/04/99                                  9,558,656
                      AAA     Aaa                   750,000         3.770% due 3/11/99                                    738,509
                      AAA     Aaa                 1,250,000         4.590% due 3/11/99                                  1,230,848
                      AAA     Aaa                   280,000         4.625% due 3/11/99                                    275,710

---------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (cost $12,998,523) -- 15.8%                        12,986,237
---------------------------------------------------------------------------------------------------------------------------------

Total investments (cost $79,988,940) -- 96.0%                                                                          78,823,074
Put options purchased (cost $6,810,758) -- 3.3%+                                                                        2,715,563
Variation margin on open futures contracts -- (0.1)%++                                                                    (43,575)
Other assets less liabilities -- 0.8%                                                                                     607,932
                                                                                                                      -----------
Net Assets -- 100.0%                                                                                                  $82,102,994
                                                                                                                      -----------
                                                                                                                      -----------

                        See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Strategy Fund Schedule of Investments (Unaudited) (concluded)
                                                          As of October 31, 1998

+ Put options purchased as of October 31, 1998 are as follows:

                              NUMBER OF                                      EXPIRATION DATE/                              VALUE
                              CONTRACTS                  ISSUE               EXERCISE PRICE                              (NOTE 1A)
                                 450                 S&P 500 Index           Dec. 98/850                               $   129,375
                                 191                 S&P 500 Index           Dec. 98/900                                   105,050
                                 590                 S&P 500 Index           Dec. 98/950                                   545,750
                                 530                 S&P 500 Index           Dec. 98/1025                                  901,000
                                 169                 S&P 500 Index           Dec. 98/1050                                  378,138
                                 150                 S&P 500 Index           Mar. 99/1025                                  656,250
                                                                                                                       -----------
                                              Total put options purchased
                                                   (cost $6,810,758)                                                   $ 2,715,563
                                                                                                                       -----------
                                                                                                                       -----------

++ Open futures contracts as of October 31, 1998 are as follows:

                                                                                                                   UNREALIZED
                               NUMBER OF                                                            VALUE         APPRECIATION
                               CONTRACTS           ISSUE                      EXPIRATION DATE     (NOTE 1A)      (DEPRECIATION)
       FUTURES PURCHASED:          60          S&P 500 Index                  Dec. 98            $ 16,578,000      $  (43,575)
                                                                                                                  ------------
                                                                                                                  ------------

 UNR -- Unrated by Standard & Poor's or Moody's.
 DEM -- German Deutschmark.
 ADR -- American Depositary Receipt.
 (a) Non-income producing.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998 this security amounted to $253,750, or 0.31% of net assets.
 (c) These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 (d) Canadian dollar denominated security.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Capital Value Fund Schedule of Investments (Unaudited)   As of October 31, 1998

                     S&P    MOODY'S         SHARES HELD/                                                                 VALUE
                   RATING   RATING          FACE AMOUNT                                     ISSUE                      (NOTE 1A)
BONDS
US Government                                                  U.S. Treasury Bonds,
Obligations --
12.9%                 AAA     Aaa           $12,550,000         6.375% due 8/15/2027                                 $  14,489,367

----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN BONDS (cost $13,232,359) -- 12.9%                                         14,489,367
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
Country Funds --
0.4%                                            87,000         Lazard Vietnam Fund, Ltd. (a)                               147,900
                                                               Vietnam Enterprise Investment Fund, Ltd., Class C
                                               250,000         (a)(b)                                                      253,750
                                                                                                                     -------------
                                                                                                                           401,650
                                                                                                                     -------------
Foreign -- 1.4%                                 84,000         Franco-Nevada Mining                                      1,613,455
                                                                                                                     -------------
Mining -- 10.0%                                 21,872         AngloGold Limited, ADR                                      546,800
                                                28,926         Ashanti Goldfields, GDR                                     247,679
                                               128,000         Barrick Gold Corporation                                  2,736,000
                                                84,000         Getchell Gold Corporation (a)                             1,470,000
                                               114,426         Gold Fields Ltd., ADR (a)                                   792,400
                                               120,000         Harmony Gold Mining, Ltd., ADR (a)                          622,500
                                               182,000         Homestake Mining Company                                  2,161,250
                                               123,800         Newmont Mining Corporation                                2,630,750
                                                                                                                     -------------
                                                                                                                        11,207,379
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN COMMON STOCKS (cost $16,076,503) -- 11.8%                                 13,222,484
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM
SECURITIES (C)
US Government                                                  United States Treasury Bills:
Obligations --
67.2%                 AAA     Aaa           $  293,000          4.94% due 11/05/98                                         292,894
                      AAA     Aaa              390,000          4.88% due 11/12/98                                         389,587
                      AAA     Aaa              494,000          4.90% due 11/19/98                                         493,155
                      AAA     Aaa              582,000          4.82% due 11/27/98                                         580,615
                      AAA     Aaa           26,833,000          4.62% due 12/17/98                                      26,701,787
                      AAA     Aaa            1,177,000          4.31% due 12/24/98                                       1,170,020
                      AAA     Aaa            2,122,000          4.14% due 12/31/98                                       2,107,740
                      AAA     Aaa              507,000          3.60% due 1/07/99                                          503,167
                      AAA     Aaa           41,009,000          3.95% due 1/14/99 (d)(e)                                40,662,064
                      AAA     Aaa            1,357,000          3.77% due 1/21/99                                        1,343,335
                      AAA     Aaa            1,111,000          4.07% due 1/28/99                                        1,099,668

----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN SHORT-TERM SECURITIES (cost $75,331,240) -- 67.2%                         75,344,032
----------------------------------------------------------------------------------------------------------------------------------

Total investments (cost $104,640,102) -- 91.9%                                                                         103,055,883
Put options purchased (cost $9,294,535) -- 4.3%+                                                                         4,878,613
Variation margin on open futures contracts -- (0.3%)++                                                                    (355,939)
Other assets less liabilities -- 4.1%                                                                                    4,617,936
                                                                                                                     -------------
Net Assets -- 100.0%                                                                                                  $112,196,493
                                                                                                                     -------------
                                                                                                                     -------------

                        See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Capital Value Fund Schedule of Investments (Unaudited) (concluded)
                                                         As of October 31, 1998

+ Put options purchased as of October 31, 1998 are as follows:

                          NUMBER OF                                      EXPIRATION DATE/                                 VALUE
                          CONTRACTS                  ISSUE               EXERCISE PRICE                                 (NOTE 1A)
                              585                S&P 500 Index           Dec. 98/1025                                  $   994,500
                              406                S&P 500 Index           Dec. 98/1050                                      908,425
                              500                S&P 500 Index           Dec. 98/850                                       143,750
                              227                S&P 500 Index           Dec. 98/900                                       124,850
                              317                S&P 500 Index           Mar. 99/995                                     1,153,088
                            1,000            S&P 500 Index Futures       Dec. 98/1000                                    1,554,000
                                                                                                                       -----------
                                          Total Put Options Purchased
                                               (cost $9,294,535)                                                       $ 4,878,613
                                                                                                                       -----------
                                                                                                                       -----------

++ Open futures contracts as of October 31, 1998 are as follows:

                                                                                                               UNREALIZED
                           NUMBER OF                                                            VALUE         APPRECIATION
                           CONTRACTS            ISSUE                     EXPIRATION DATE     (NOTE 1A)      (DEPRECIATION)
         FUTURES SOLD:         46          S&P 500 Index                  Dec. 98            $(12,709,800)     $ (832,550)
    FUTURES PURCHASED:         35          German Deutschemark            Dec. 98               2,649,500          50,750
                               26          Swiss Francs                   Dec. 98               2,416,700         145,275
                                                                                                              ------------
                                                                                                               $ (636,525)
                                                                                                              ------------
                                                                                                              ------------

 GDR -- Global Depositary Receipt.
 ADR -- American Depositary Receipt.
 (a) Non-income producing.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998 these securities amounted to $253,750, or 0.23% of net assets.
 (c) These securities are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 (d) Partially held by broker as collateral for open short positions.
 (e) Partially held by the custodian in a segregated account as collateral for open futures positions.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.
 Capital Value Fund Statement of Securities Sold Short (Unaudited)
                                                          As of October 31, 1998

                                                                                                                         VALUE
COMMON STOCKS                               SHARES                                   ISSUE                             (NOTE 1A)
Finance -- 0.7%                                  13        Berkshire Hathaway, Cl. A                                  $    838,500
                                                                                                                      ------------
Manufacturing --16.1%                        50,000        Alcan Aluminium                                               1,265,625
                                             20,400        Boeing                                                          765,000
                                             29,200        Compaq Computer                                                 923,450
                                             63,000        Cooper Tire & Rubber                                          1,047,375
                                             21,800        Dell Computer                                                 1,430,625
                                             13,000        Dow Chemical                                                  1,217,125
                                             17,500        Georgia - Pacific                                               905,625
                                             32,000        Gillette                                                      1,438,000
                                             12,500        Harnischfeger Industries                                        117,969
                                             12,300        Intel                                                         1,097,006
                                             26,000        International Flavors & Fragrances                              973,375
                                             37,000        Itron                                                           286,750
                                             16,000        Kellogg                                                         528,000
                                             19,300        Kerr-McGee                                                      769,587
                                             12,000        Kimberly-Clark                                                  579,000
                                             34,000        Lattice Semiconductor                                         1,156,000
                                             25,000        Mattel                                                          896,875
                                             11,500        Minnesota Mining & Manufacturing                                920,000
                                             40,900        Newbridge Networks                                              838,450
                                             24,200        OEA                                                             270,738
                                             23,000        Seagate Technology                                              606,625
                                                                                                                      ------------
                                                                                                                        18,033,200
                                                                                                                      ------------
Retail -- 4.1%                               23,000        Home Depot                                                    1,000,500
                                             25,000        Toys R Us                                                       489,062
                                             15,000        Wal-Mart Stores                                               1,035,000
                                             39,000        Wendy's International                                           819,000
                                             31,000        Whole Foods Market                                            1,241,938
                                                                                                                      ------------
                                                                                                                         4,585,500
                                                                                                                      ------------
Services -- 5.1%                             31,000        Cabletron Systems                                               352,625
                                             31,600        Circus Circus Enterprises                                       353,525
                                             33,000        Disney                                                          888,937
                                             24,300        Hilton Hotels                                                   487,519
                                             10,400        Microsoft                                                     1,101,100
                                             16,000        Starwood Hotels & Resort                                        453,000
                                              4,200        Telephone & Data Systems                                        167,475
                                             14,500        Yahoo!                                                        1,897,234
                                                                                                                      ------------
                                                                                                                         5,701,415
                                                                                                                      ------------
Wholesale Trade -- 1.1%                      13,800        Motorola                                                        717,600
                                             30,000        Pep Boys Manny Moe & Jack                                       468,750
                                                                                                                      ------------
                                                                                                                         1,186,350

----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (proceeds $34,653,640) -- 27.1%                    $30,344,965
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Assets and Liabilities
(Unaudited)                                               As of October 31, 1998

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
                                                        ------------     ------------
ASSETS:
Investments at value (cost $79,988,940 and
$104,640,102, respectively) (Note 1a)...............    $ 78,823,074     $103,055,883
Put options purchased (cost $6,810,758 and
$9,294,535, respectively) (Note 1a).................       2,715,563        4,878,613
Cash................................................         192,934          372,636
Receivable from brokers for proceeds on securities
sold short..........................................              --       34,653,640
Receivables:
    Interest........................................       1,235,603          213,184
    Capital stock sold..............................         425,148           41,099
    Securities sold.................................          90,650          148,874
    Dividends.......................................           6,660            9,100
Other assets........................................          10,742           26,844
                                                        ------------     ------------
    Total assets....................................      83,500,374      143,399,873
                                                        ------------     ------------
LIABILITIES:
Payables:
    Short sales (proceeds $34,653,640)..............              --       30,344,965
    Dividends to shareholders (Note 1f).............         702,106               --
    Capital stock redeemed..........................         399,506          182,663
    Investment advisory fees (Note 2)...............          45,318           42,683
    Sub-investment advisory fees (Note 2)...........              --           37,348
    Administrative fees (Note 2)....................          18,882               --
    Service and Distribution Plan fees (Note 2).....           7,477           49,675
    Due to Dreyfus Transfer, Inc. (Note 2)..........          33,015           35,675
    Variation margin on open futures contracts......          43,575          355,939
Accrued expenses and other liabilities..............         147,501          154,432
                                                        ------------     ------------
    Total liabilities...............................       1,397,380       31,203,380
                                                        ------------     ------------
NET ASSETS..........................................    $ 82,102,994     $112,196,493
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSETS CONSIST OF:
    Paid in capital.................................    $162,625,298     $363,116,259
    Undistributed net investment income.............       1,011,766        5,456,880
    Accumulated net realized loss on investments,
      put options purchased, futures, short sale
      transactions and foreign currency
      transactions..................................     (76,232,239)    (254,048,655)
    Net unrealized appreciation on short sale
    transactions....................................              --        4,308,675
    Net unrealized depreciation on investments, put
      options purchased and
      futures transactions..........................      (5,304,636)      (6,636,666)
    Net unrealized appreciation on foreign currency
    transactions....................................           2,805               --
                                                        ------------     ------------
NET ASSETS..........................................    $ 82,102,994     $112,196,493
                                                        ------------     ------------
                                                        ------------     ------------
SHARES OF COMMON STOCK OUTSTANDING:
    Class O shares:
      150 million of $0.001 par value authorized....      10,723,310               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      200 million of $0.001 par value authorized....       2,646,700               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --       15,878,249
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      125 million of $0.001 par value authorized....              --        4,652,303
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      200 million of $0.001 par value authorized....         725,281               --
                                                        ------------     ------------
                                                        ------------     ------------
      125 million of $0.001 par value authorized....              --        1,969,103
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      125 million of $0.001 par value authorized....              --            5,523
                                                        ------------     ------------
                                                        ------------     ------------
NET ASSET VALUE PER SHARE:
    Class O shares:
      $62,469,721 / 10,723,310 shares...............    $       5.83               --
                                                        ------------     ------------
                                                        ------------     ------------
    Class A shares:
      $15,413,268 / 2,646,700 shares and $79,808,343
        / 15,878,249 shares, respectively...........    $       5.82     $       5.03
                                                        ------------     ------------
                                                        ------------     ------------
    Class B shares:
      $22,996,296 / 4,652,303 shares................              --     $       4.94
                                                        ------------     ------------
                                                        ------------     ------------
    Class C shares:
      $4,220,005 / 725,281 shares and $9,364,120 /
      1,969,103 shares, respectively................    $       5.82     $       4.76
                                                        ------------     ------------
                                                        ------------     ------------
    Class R shares:
      $27,734 / 5,523 shares........................              --     $       5.02
                                                        ------------     ------------
                                                        ------------     ------------

                        See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Operations for the Six Months Ended October 31, 1998 (Unaudited)

                                                          STRATEGY         CAPITAL
                                                            FUND          VALUE FUND
                                                        ------------     ------------
INVESTMENT INCOME (NOTE 1E):
Interest and discount earned........................    $  2,990,949     $  2,948,678
Dividends...........................................          32,017           22,916
                                                        ------------     ------------
    Total investment income.........................       3,022,966        2,971,594
                                                        ------------     ------------
EXPENSES:
Investment advisory fees (Note 2)...................         262,075          211,231
Administrative fees (Note 2)........................         150,000               --
Dividends on securities sold short..................              --          604,821
Transfer agent fees (Note 2)........................         176,557          127,361
Sub-investment advisory fees (Note 2)...............              --          184,827
Service and Distribution Plan fees (Note 2).........          33,139          260,206
Professional fees...................................          40,323           45,979
Printing and shareholder reports....................           8,972           14,258
Registration fees...................................          10,344           21,801
Insurance...........................................           8,341           14,771
Directors' fees and expenses........................          15,604           20,400
Custodian fees......................................           3,931            7,857
Other operating expenses............................           2,731              957
                                                        ------------     ------------
    Total expenses..................................         712,017        1,514,469
    Waiver of administrative fees (Note 2)..........         (40,802)              --
                                                        ------------     ------------
    Net expenses....................................         671,215        1,514,469
                                                        ------------     ------------
NET INVESTMENT INCOME...............................       2,351,751        1,457,125
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS (NOTES 1B, 1C, 1E & 3):
Net realized loss on investments, put options
purchased and futures
    transactions....................................      (7,031,206)     (13,098,555)
Net realized loss on short sale transactions........              --         (363,936)
Net realized gain (loss) on foreign currency
transactions........................................        (196,199)             232
Change in net unrealized depreciation
    on investments, put options purchased and
    futures transactions............................       5,503,181        7,946,066
Change in net unrealized appreciation on short sale
transactions........................................              --          786,131
Change in net unrealized appreciation (depreciation)
on foreign currency transactions....................           2,890             (229)
                                                        ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS.......................    $    630,417     $ (3,273,166)
                                                        ------------     ------------
                                                        ------------     ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Changes in Net Assets

                                                                STRATEGY FUND                         CAPITAL VALUE FUND
                                                     -----------------------------------     -----------------------------------
                                                       FOR THE SIX                             FOR THE SIX
                                                       MONTHS ENDED          FOR THE           MONTHS ENDED          FOR THE
                                                     OCTOBER 31, 1998       YEAR ENDED       OCTOBER 31, 1998       YEAR ENDED
                                                       (UNAUDITED)        APRIL 30, 1998       (UNAUDITED)        APRIL 30, 1998
                                                     ----------------    ----------------    ----------------    ----------------
OPERATIONS:        Net investment income..........     $  2,351,751        $  8,077,426        $  1,457,125        $  6,544,573
                   Net realized loss on
                     investments, put options
                     purchased and futures
                     transactions.................       (7,031,206)        (27,577,080)        (13,098,555)        (62,173,921)
                   Net realized loss on short sale
                     transactions.................               --                  --            (363,936)        (12,832,985)
                   Net realized gain (loss) on
                     foreign currency
                     transactions.................         (196,199)           (740,328)                232             527,134
                   Change in net unrealized
                     depreciation on investments,
                     put options purchased and
                     futures transactions.........        5,503,181          (1,114,320)          7,946,066           9,251,284
                   Change in net unrealized
                     appreciation on short sale
                     transactions.................               --                  --             786,131          (2,948,168)
                   Change in net unrealized
                     appreciation (depreciation)
                     on foreign currency
                     transactions.................            2,890               3,070                (229)             33,277
                                                       ------------        ------------        ------------        ------------
                   Net increase (decrease) in net
                     assets resulting from
                     operations...................          630,417         (21,351,232)         (3,273,166)        (61,598,806)
                                                       ------------        ------------        ------------        ------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS:      Net investment income
                     Class O shares...............       (3,355,692)         (8,610,093)                 --                  --
                     Class A shares...............         (795,647)         (2,388,760)                 --         (12,466,331)
                     Class B shares...............               --                  --                  --          (4,682,782)
                     Class C shares...............         (117,053)           (318,865)                 --          (1,564,172)
                     Class R shares...............               --                  --                  --              (3,942)
                                                       ------------        ------------        ------------        ------------
                   Net decrease in net assets
                     resulting from dividends and
                     distributions................       (4,268,392)        (11,317,718)                 --         (18,717,227)
                                                       ------------        ------------        ------------        ------------

CAPITAL STOCK
TRANSACTIONS:      Net proceeds from shares sold:
                     Class A shares...............        4,490,912           8,461,712          48,749,472          89,446,461
                     Class B shares...............               --                  --           6,946,027           7,876,880
                     Class C shares...............        3,345,041           2,009,142           4,279,579          13,818,333
                     Class R shares...............               --                  --                 280               6,595
                   Dividends and distributions
                     reinvested:
                     Class O shares...............          636,359           1,697,713                  --                  --
                     Class A shares...............          337,354             819,637                  --           8,919,796
                     Class B shares...............               --                  --                  --           3,073,203
                     Class C shares...............           36,728              75,612                  --             530,907
                     Class R shares...............               --                  --                  --               3,840
                   Cost of shares redeemed:
                     Class O shares...............       (7,350,226)        (40,070,923)                 --                  --
                     Class A shares...............       (6,476,540)        (27,719,716)        (30,548,890)       (140,910,685)
                     Class B shares...............               --                  --          (9,970,120)        (28,090,811)
                     Class C shares...............         (622,087)        (12,326,541)         (2,730,533)         (8,437,377)
                     Class R shares...............               --                  --                  --             (69,483)
                                                       ------------        ------------        ------------        ------------

                   Net increase (decrease) in net
                     assets resulting from capital
                     stock transactions...........       (5,602,459)        (67,053,364)         16,725,815         (53,832,341)
                                                       ------------        ------------        ------------        ------------
                   Increase (decrease) in net
                     assets.......................       (9,240,434)        (99,722,314)         13,452,649        (134,148,374)
NET ASSETS:        Beginning of period............       91,343,428         191,065,742          98,743,844         232,892,218
                                                       ------------        ------------        ------------        ------------
                   End of period..................     $ 82,102,994        $ 91,343,428        $112,196,493        $ 98,743,844
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------
                   Undistributed net investment
                     income.......................     $  1,011,766        $  2,928,407        $  5,456,880        $  3,999,755
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc. Statements of Changes in Net Assets
(Concluded)

                                                                STRATEGY FUND                         CAPITAL VALUE FUND
                                                     -----------------------------------     -----------------------------------
                                                       FOR THE SIX                             FOR THE SIX
                                                       MONTHS ENDED          FOR THE           MONTHS ENDED          FOR THE
                                                     OCTOBER 31, 1998       YEAR ENDED       OCTOBER 31, 1998       YEAR ENDED
                                                       (UNAUDITED)        APRIL 30, 1998       (UNAUDITED)        APRIL 30, 1998
                                                     ----------------    ----------------    ----------------    ----------------
CAPITAL STOCK
TRANSACTIONS:      Shares sold:
                     Class A shares...............          737,885           1,196,510           8,955,035          13,723,148
                     Class B shares...............               --                  --           1,306,851           1,254,106
                     Class C shares...............          527,490             275,260             823,437           2,123,191
                     Class R shares...............               --                  --                  56               1,138
                   Shares issued for dividends and
                     distributions reinvested:
                     Class O shares...............          108,171             243,622                  --                  --
                     Class A shares...............           52,171             118,404                  --           1,554,110
                     Class B shares...............               --                  --                  --             541,057
                     Class C shares...............            6,153              10,533                  --              95,751
                     Class R shares...............               --                  --                  --                 672
                   Shares redeemed:
                     Class O shares...............       (1,211,512)         (5,756,722)                 --                  --
                     Class A shares...............       (1,091,896)         (3,945,162)         (5,817,127)        (21,201,003)
                     Class B shares...............               --                  --          (1,910,626)         (4,189,733)
                     Class C shares...............         (102,249)         (1,673,545)           (525,686)         (1,423,063)
                     Class R shares...............               --                  --                  --              (9,912)
                                                       ------------        ------------        ------------        ------------
                   Net increase (decrease) in
                     shares outstanding...........         (973,787)         (9,531,100)          2,831,940          (7,530,538)
                                                       ------------        ------------        ------------        ------------
                                                       ------------        ------------        ------------        ------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Strategy Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                FOR THE SIX MONTHS                        FOR THE YEAR
                                              ENDED OCTOBER 31, 1998                         ENDED
                                                   (UNAUDITED)                           APRIL 30, 1998
                                        ----------------------------------     ----------------------------------
                                        CLASS O      CLASS A      CLASS C      CLASS O      CLASS A      CLASS C
                                        --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................    $   6.06     $   6.06     $   6.06     $   7.77     $   7.77     $   7.74
                                        --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (1)...........        0.17         0.16         0.13         0.43         0.42         0.37
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions and
 foreign currency transactions......       (0.10)       (0.11)       (0.10)       (1.54)       (1.55)       (1.54)
                                        --------     --------     --------     --------     --------     --------
   Total from investment
   operations.......................        0.07         0.05         0.03        (1.11)       (1.13)       (1.17)
                                        --------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income.............................       (0.30)       (0.29)       (0.27)       (0.60)       (0.58)       (0.51)
Distributions from realized gains on
 foreign currency transactions......       --           --           --           --           --           --
                                        --------     --------     --------     --------     --------     --------
   Total dividends and
   distributions....................       (0.30)       (0.29)       (0.27)       (0.60)       (0.58)       (0.51)
                                        --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD......    $   5.83     $   5.82     $   5.82     $   6.06     $   6.06     $   6.06
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
Total investment return (2).........       (1.95)%      (2.17)%      (2.59)%     (14.88)%     (15.11)%     (15.61)%
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................    $ 62,470     $ 15,413     $  4,220     $ 71,692     $ 17,871     $  1,780
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
Ratio of expenses to average net
 assets.............................        1.46%(4)     1.71%(4)     2.41%(4)     1.31%        1.55%        2.29%
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
Decrease reflected in above expense
 ratios due to waiver of
 administrative fees................        0.09%(4)     0.09%(4)     0.09%(4)     0.01%        0.01%        0.01%
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
Ratio of net investment income to
 average
 net assets.........................        5.47%(4)     5.21%(4)     4.25%(4)     6.01%        5.79%        5.08%
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------
Portfolio turnover rate.............          23%          23%          23%         227%         227%         227%
                                        --------     --------     --------     --------     --------     --------
                                        --------     --------     --------     --------     --------     --------

                                                   FOR THE YEAR
                                                       ENDED
                                                  APRIL 30, 1997
                                       -------------------------------------
                                         CLASS O       CLASS A      CLASS C
                                       -----------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................   $      8.78     $   8.78     $   8.77
                                       -----------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (1)...........          0.78         0.54         0.45
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions and
 foreign currency transactions......         (1.19)       (0.96)       (0.95)
                                       -----------     --------     --------
   Total from investment
   operations.......................         (0.41)       (0.42)       (0.50)
                                       -----------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income.............................         (0.47)       (0.46)       (0.41)
Distributions from realized gains on
 foreign currency transactions......         (0.13)       (0.13)       (0.12)
                                       -----------     --------     --------
   Total dividends and
   distributions....................         (0.60)       (0.59)       (0.53)
                                       -----------     --------     --------
NET ASSET VALUE, END OF PERIOD......   $      7.77     $   7.77     $   7.74
                                       -----------     --------     --------
                                       -----------     --------     --------
Total investment return (2).........         (4.85)%      (5.10)%      (5.94)%
                                       -----------     --------     --------
                                       -----------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................   $   134,719     $ 43,327     $ 13,020
                                       -----------     --------     --------
                                       -----------     --------     --------
Ratio of expenses to average net
 assets.............................          1.18%        1.43%        2.14%
                                       -----------     --------     --------
                                       -----------     --------     --------
Decrease reflected in above expense
 ratios due to waiver of
 administrative fees................            --           --           --
                                       -----------     --------     --------
                                       -----------     --------     --------
Ratio of net investment income to
 average
 net assets.........................          6.80%        6.55%        5.81%
                                       -----------     --------     --------
                                       -----------     --------     --------
Portfolio turnover rate.............           126%         126%         126%
                                       -----------     --------     --------
                                       -----------     --------     --------

   + Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period from August 1, 1995 to April 30, 1996.

 (1)  Based on average shares outstanding.

 (2) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

 (3) Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.

 (4)  Annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Strategy Fund     Financial Highlights
(concluded)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                  FOR THE YEAR                    FOR THE YEAR              FOR THE YEAR
                                                     ENDED                            ENDED                     ENDED
                                                 APRIL 30, 1996                  APRIL 30, 1995            APRIL 30, 1994
                                       ----------------------------------     ---------------------     ---------------------
                                       CLASS O      CLASS A      CLASS C+     CLASS O      CLASS A      CLASS O      CLASS A
                                       --------     --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.........................       $   9.10     $   9.10     $   9.00     $   9.40     $   9.41     $   9.27     $   9.27
                                       --------     --------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (1).......           0.76         0.57         0.37         0.66         0.52         0.77         0.68
Net realized and unrealized gain
 (loss) on investments, put
 options purchased, futures
 transactions and foreign
 currency transactions..........          (0.53)       (0.36)       (0.22)       (0.44)       (0.34)        0.15         0.22
                                       --------     --------     --------     --------     --------     --------     --------
   Total from investment
   operations...................           0.23         0.21         0.15         0.22         0.18         0.92         0.90
                                       --------     --------     --------     --------     --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
 income.........................          (0.55)       (0.53)       (0.38)       (0.52)       (0.49)       (0.77)       (0.74)
Distributions from realized
 gains on foreign currency
 transactions...................          --           --           --           --           --           (0.02)       (0.02)
                                       --------     --------     --------     --------     --------     --------     --------
   Total dividends and
   distributions................          (0.55)       (0.53)       (0.38)       (0.52)       (0.49)       (0.79)       (0.76)
                                       --------     --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF
 PERIOD.........................       $   8.78     $   8.78     $   8.77     $   9.10     $   9.10     $   9.40     $   9.41
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
Total investment return (2).....           2.66%        2.40%        1.96%(3)     2.39%        1.94%       10.13%        9.91%
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted).......................       $224,148     $ 53,652     $    317     $329,624     $ 65,874     $464,937     $ 91,454
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
Ratio of expenses to average net
 assets.........................           1.23%        1.48%        2.28%(4)     1.14%        1.46%        1.07%        1.40%
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
Decrease reflected in above
 expense ratios due to waiver of
 administrative fees............          --           --           --           --           --           --           --
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
Ratio of net investment income
 to average net assets..........           6.56%        6.33%        5.79%(4)     6.19%        5.83%        7.57%        6.85%
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------
Portfolio turnover rate.........             96%          96%          96%         100%         100%          31%          31%
                                       --------     --------     --------     --------     --------     --------     --------
                                       --------     --------     --------     --------     --------     --------     --------

   + Class C shares were introduced on August 1, 1995. Except as indicated below, information is presented for the period from August 1, 1995 to April 30, 1996.

 (1)  Based on average shares outstanding.

 (2) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

 (3) Total investment return is presented for the year ended April 30, 1996. For the period prior to August 1, 1995, total investment return is based upon the total investment return for Class A shares, and does not reflect the greater service and distribution fees and certain other expenses borne by Class C shares.

 (4)  Annualized.

                        See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Capital Value Fund     Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                                  FOR THE SIX MONTHS ENDED
                                                      OCTOBER 31, 1998
                                                         (UNAUDITED)
                                       -----------------------------------------------
                                       CLASS A      CLASS B      CLASS C      CLASS R
                                       -------      -------      -------      --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................    $ 5.06      $  4.99      $  4.80      $   5.05
                                       -------      -------      -------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)........      0.26        (0.03)        0.17          0.08
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............     (0.29)       (0.02)       (0.21)        (0.11)
                                       -------      -------      -------      --------
   Total from investment
   operations.......................     (0.03)       (0.05)       (0.04)        (0.03)
                                       -------      -------      -------      --------
LESS DIVIDENDS
Dividends from net investment
 income.............................     --           --           --            --
                                       -------      -------      -------      --------
NET ASSET VALUE, END OF PERIOD......    $ 5.03      $  4.94      $  4.76      $   5.02
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
Total investment return (2).........      (.59)%       (.80)%       (.83)%        (.59)%
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................   $79,808      $22,996      $ 9,364      $     28
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
Ratio of operating expenses to
 average
 net assets.........................      0.75%(3)     1.12%(3)     1.13%(3)      0.62%(3)
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............      0.56%(3)     0.62%(3)     0.57%(3)      0.59%(3)
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
Ratio of net investment income to
 average net assets.................      1.53%(3)     1.10%(3)     1.13%(3)      1.63%(3)
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------
Portfolio turnover rate.............       128%(3)      128%(3)      128%(3)       128%(3)
                                       -------      -------      -------      --------
                                       -------      -------      -------      --------

                                                       FOR THE YEAR ENDED
                                                         APRIL 30, 1998
                                       ---------------------------------------------------
                                         CLASS A        CLASS B      CLASS C       CLASS R
                                       -----------      -------      --------      -------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................   $      8.62      $  8.45      $   8.31      $  8.62
                                       -----------      -------      --------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)........          0.31(1)      0.25(1)       0.23(1)      0.33(1)
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............         (2.91)       (2.85)        (2.78)       (2.91)
                                       -----------      -------      --------      -------
   Total from investment
   operations.......................         (2.60)       (2.60)        (2.55)       (2.58)
                                       -----------      -------      --------      -------
LESS DIVIDENDS
Dividends from net investment
 income.............................         (0.96)       (0.86)        (0.96)       (0.99)
                                       -----------      -------      --------      -------
NET ASSET VALUE, END OF PERIOD......   $      5.06      $  4.99      $   4.80      $  5.05
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
Total investment return (2).........        (31.48)%     (32.01)%      (32.10)%     (31.28)%
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................   $    64,452      $26,235      $  8,029      $    28
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
Ratio of operating expenses to
 average
 net assets.........................          1.35%        2.10%         2.08%        1.11%
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............          0.24%        0.24%         0.21%        0.26%
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
Ratio of net investment income to
 average net assets.................          4.49%        3.74%         3.70%        4.73%
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------
Portfolio turnover rate.............           359%         359%          359%         359%
                                       -----------      -------      --------      -------
                                       -----------      -------      --------      -------

                                                       FOR THE YEAR ENDED
                                                         APRIL 30, 1997
                                       ---------------------------------------------------
                                         CLASS A        CLASS B       CLASS C      CLASS R
                                       -----------      --------      -------      -------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................   $     10.54      $  10.38      $ 10.24      $ 10.53
                                       -----------      --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)........          0.59          0.54         0.57         0.82(1)
Net realized and unrealized gain
 (loss) on investments, put options
 purchased, futures transactions,
 short sale transactions and foreign
 currency transactions..............         (1.92)        (1.93)       (1.91)       (2.13)
                                       -----------      --------      -------      -------
   Total from investment
   operations.......................         (1.33)        (1.39)       (1.34)       (1.31)
                                       -----------      --------      -------      -------
LESS DIVIDENDS
Dividends from net investment
 income.............................         (0.59)        (0.54)       (0.59)       (0.60)
                                       -----------      --------      -------      -------
NET ASSET VALUE, END OF PERIOD......   $      8.62      $   8.45      $  8.31      $  8.62
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
Total investment return (2).........        (12.97)%      (13.69)%     (13.47)%     (12.83)%
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)...........................   $   160,834      $ 64,671      $ 7,271      $   117
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
Ratio of operating expenses to
 average
 net assets.........................          1.28%         2.03%        2.07%        1.19%
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
Ratio of interest expense and
 dividends on securities sold short
 to average net assets..............          0.51%         0.50%        0.47%        0.38%
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
Ratio of net investment income to
 average net assets.................          6.16%         5.52%        6.02%        8.65%
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------
Portfolio turnover rate.............           399%          399%         399%         399%
                                       -----------      --------      -------      -------
                                       -----------      --------      -------      -------

                       See notes to financial statements.

--------------------------------------------------------------------------------
 Comstock Partners Funds, Inc.     Capital Value Fund     Financial Highlights
(concluded)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                   FOR THE SEVEN
                                                   MONTHS ENDED
                                                  APRIL 30, 1996
                                  -----------------------------------------------
                                  CLASS A       CLASS B      CLASS C      CLASS R
                                  --------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................    $ 10.61      $ 10.41      $ 10.41      $ 10.62
                                  --------      -------      -------      -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income..........       0.22         0.18         0.44         0.30
Net realized and unrealized
 gain (loss) on investments,
 put options purchased, futures
 transactions, short sale
 transactions and foreign
 currency transactions.........       0.17         0.16        (0.12)        0.09
                                  --------      -------      -------      -------
   Total from investment
   operations..................       0.39         0.34         0.32         0.39
                                  --------      -------      -------      -------
LESS DIVIDENDS
Dividends from net investment
 income........................      (0.46)       (0.37)       (0.49)       (0.48)
                                  --------      -------      -------      -------
NET ASSET VALUE, END OF
 PERIOD........................    $ 10.54      $ 10.38      $ 10.24      $ 10.53
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
Total investment return (2)....       3.81%        3.36%        3.30%        3.97%
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)......................   $241,472      $81,786      $ 3,531      $     1
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
Ratio of operating expenses to
 average net assets............       0.75%(3)     1.18%(3)     1.28%(3)     0.61%(3)
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
Ratio of interest expense and
 dividends on securities sold
 short to average net assets...       0.18%(3)     0.19%(3)     0.18%(3)     0.17%(3)
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
Ratio of net investment income
 to average net assets.........       2.13%(3)     1.70%(3)     1.71%(3)     2.28%(3)
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------
Portfolio turnover rate........         56%(3)       56%(3)       56%(3)       56%(3)
                                  --------      -------      -------      -------
                                  --------      -------      -------      -------

                                                      FOR THE YEAR
                                                         ENDED
                                                   SEPTEMBER 30, 1995
                                  ----------------------------------------------------
                                    CLASS A        CLASS B      CLASS C+      CLASS R+
                                  -----------      -------      --------      --------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................   $     11.88      $ 11.69      $ 10.64       $ 10.84
                                  -----------      -------      --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income..........          0.36         0.31         0.02          0.04
Net realized and unrealized
 gain (loss) on investments,
 put options purchased, futures
 transactions, short sale
 transactions and foreign
 currency transactions.........         (1.37)       (1.38)       (0.25 )       (0.26)
                                  -----------      -------      --------      --------
   Total from investment
   operations..................         (1.01)       (1.07)       (0.23 )       (0.22)
                                  -----------      -------      --------      --------
LESS DIVIDENDS
Dividends from net investment
 income........................         (0.26)       (0.21)       --            --
                                  -----------      -------      --------      --------
NET ASSET VALUE, END OF
 PERIOD........................   $     10.61      $ 10.41      $ 10.41       $ 10.62
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
Total investment return (2)....         (8.58)%      (9.27)%      (2.26 )%      (2.03)%
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)......................   $   271,052      $87,847      $     1       $     1
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
Ratio of operating expenses to
 average net assets............          1.24%        1.99%        0.26 %(3)     0.14%(3)
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
Ratio of interest expense and
 dividends on securities sold
 short to average net assets...          0.45%        0.45%        0.06 %(3)     0.04%(3)
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
Ratio of net investment income
 to average net assets.........          3.61%        2.86%        0.23 %(3)     0.38%(3)
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------
Portfolio turnover rate........            55%          55%          55 %          55%
                                  -----------      -------      --------      --------
                                  -----------      -------      --------      --------

                                        FOR THE YEAR                   FOR THE YEAR
                                            ENDED                         ENDED
                                     SEPTEMBER 30, 1994             SEPTEMBER 30, 1993
                                  -------------------------       ----------------------
                                    CLASS A        CLASS B        CLASS A       CLASS B+
                                  -----------      --------       --------      --------
NET ASSET VALUE, BEGINNING OF
 PERIOD........................   $     11.42      $  11.32       $  12.41      $ 10.58
                                  -----------      --------       --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income..........          0.24          0.23           0.24         0.03
Net realized and unrealized
 gain (loss) on investments,
 put options purchased, futures
 transactions, short sale
 transactions and foreign
 currency transactions.........          0.46          0.38          (0.62)        0.71
                                  -----------      --------       --------      --------
   Total from investment
   operations..................          0.70          0.61          (0.38)        0.74
                                  -----------      --------       --------      --------
LESS DIVIDENDS
Dividends from net investment
 income........................         (0.24)        (0.24)         (0.61)       --
                                  -----------      --------       --------      --------
NET ASSET VALUE, END OF
 PERIOD........................   $     11.88      $  11.69       $  11.42      $ 11.32
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
Total investment return (2)....          6.14%         5.35%         (2.70)%       6.99 %
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
RATIOS/SUPPLEMENTARY DATA
Net assets, end of period (000
 omitted)......................   $   402,708      $108,532       $412,316      $30,378
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
Ratio of operating expenses to
 average net assets............          1.21%         1.99%          1.23%        1.49 %(3)
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
Ratio of interest expense and
 dividends on securities sold
 short to average net assets...          0.39%         0.40%          0.45%        0.31 %(3)
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
Ratio of net investment income
 to average net assets.........          2.06%         1.39%          1.94%        0.83 %(3)
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------
Portfolio turnover rate........            46%           46%            42%          42 %
                                  -----------      --------       --------      --------
                                  -----------      --------       --------      --------

   + Class B shares were introduced on January 15, 1993; Class C shares and Class R shares were introduced on August 22, 1995.

 (1)  Based on average shares outstanding.

 (2) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

 (3)  Not annualized.

                       See notes to financial statements.

COMSTOCK PARTNERS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS:
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

Comstock Partners Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Partners Strategy Fund (the "Strategy Fund") and Comstock Partners Capital Value Fund (the "Capital Value Fund"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Company originally commenced operations in May of 1988 as a closed-end investment company, with the Strategy Fund as its only portfolio. At a special meeting of shareholders on June 14, 1991, holders of a majority of the Company's outstanding shares voted to approve the conversion of the Company to an open-end investment company. The Company converted to open-end status on August 1, 1991. On July 15, 1992, a second class of shares of the Strategy Fund, Class A, was created and, on August 1, 1995, a third class of shares of the Strategy Fund, Class C, was created. On February 8, 1996, (i) the Company changed its name from Comstock Partners Strategy Fund, Inc., to Comstock Partners Funds, Inc. (ii) the Strategy Fund, the Company's existing portfolio, became a separate portfolio of the Company and (iii) the Capital Value Fund was organized as a new portfolio of the Company. On July 25, 1996, the Capital Value Fund acquired all of the assets and liabilities (whether contingent or otherwise) of the Dreyfus Capital Value Fund, Inc. in exchange for shares in the Capital Value Fund. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Premier Mutual Fund Services, Inc. (the "Distributor") acts as distributor of the Funds' shares. Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, and Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental shareholder administrative expenses resulting from deferred sales charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Class O shares are no longer issued by the Company except in connection with the reinvestment of dividends and distributions on outstanding Class O shares.

The following is a summary of significant accounting policies followed by the
Company:

Strategy Fund and Capital Value Fund:

(a) Valuation of investments--Securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Securities traded in the over-the-counter market are valued on the basis of the mean between the bid and asked prices at the close of trading on such day by dealers that make markets in such securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued based on prices or quotes obtained from the broadest and most representative market.

Options purchased are valued at the last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers. Options written are valued at the last asked price.

Futures contracts are stated at market value or otherwise at the fair value at which it is expected they may be resold, as determined in good faith by the Board of Directors.

Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

(b) Derivative financial instruments--The Funds may engage in various portfolio strategies to seek to generate income or gains or as a hedge against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Options--The Funds are authorized to write and purchase call and put options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

Forward foreign exchange contracts--The Funds are authorized to enter into forward foreign exchange contracts to seek to generate income or gains or as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

Financial futures contracts--The Funds may purchase or sell financial futures contracts to seek to generate income or gains or as a hedge against adverse changes in interest rates. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transaction gains (losses) are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the policy of the Company to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend date. Interest income (including amortization of discount) is recorded as earned. Realized gains and losses are determined on the identified cost basis.

(f) Dividends and distributions--Dividends and distributions payable by the Funds are accrued on the ex-dividend date.

(g) Expenses--Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to both Funds are allocated among them on a pro rata basis.

(h) Use of estimates--The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of estimates and assumptions. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY, SUB-INVESTMENT ADVISORY, ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES:

(a) The Company, on behalf of the Funds, has engaged Comstock Partners, Inc. (the "Investment Adviser") to provide professional investment management for each Fund. Under the terms of an Amended Investment Advisory Agreement between the Company, on behalf of the Strategy Fund, and the Investment Adviser, the Investment Adviser furnishes continuing investment supervision to the Strategy Fund and is responsible for the management of the Strategy Fund's portfolio. It furnishes office space, equipment and personnel to the Strategy Fund in connection with the performance of its investment management responsibilities. For its services, the Investment Adviser receives from the Company, on behalf of the Strategy Fund, a monthly fee at an annual rate of .60% of the Strategy Fund's average daily net assets.

Under the terms of an Investment Advisory Agreement between the Company, on behalf of the Capital Value Fund, and the Investment Adviser, the Investment Adviser has responsibility for investment decisions for, and the day-to-day management of, that portfolio. For its services, the Investment Adviser receives from the Company, on behalf of the Capital Value Fund, a monthly fee at the following annual rates: .40% of the first $300 million of the Capital Value Fund's average daily net assets, .45% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .50% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .55% of the Capital Value Fund's average daily net assets in excess of $1 billion.

The Investment Adviser has engaged The Dreyfus Corporation (the "Sub-Investment Adviser") to provide sub-investment advisory services with respect to each Fund. Under the terms of a Sub-Investment Advisory Agreement relating to the Strategy Fund, the Sub-Investment Adviser manages the short-term cash and cash equivalent investments of the Strategy Fund and provides investment research and other advice regarding the Strategy Fund's portfolio. The Sub-Investment Adviser also provides general advice regarding economic factors and trends, including statistical and other factual information. For such services, at no cost to the Strategy Fund, the Investment Adviser pays the Sub-Investment Adviser a monthly fee at an annual rate of .15% of the Strategy Fund's average daily net assets.

The Dreyfus Corporation also acts as the sub-investment adviser to the Capital Value Fund pursuant to a separate Sub-Investment Advisory and Administration Agreement between the Company, on behalf of the Fund, and the Sub-Investment Adviser. Under that agreement, the Sub-Investment Adviser manages the short-term cash and cash equivalent investments of the Capital Value Fund and provides investment research and other advice regarding the Capital Value Fund's portfolio. In addition, the Sub-Investment Adviser provides general advice regarding economic factors and trends and acts as administrator to the Capital Value Fund. For its services under the Sub-Investment Advisory and Administration Agreement relating to the Capital Value Fund, the Sub-Investment Adviser receives an annual fee computed daily and paid monthly by the Company at the following annual rates: .35% of the first $300 million of the Capital Value Fund's average daily net assets, .30% of the Capital Value Fund's average daily net assets between $300 million and $750 million, .25% of the Capital Value Fund's average daily net assets between $750 million and $1 billion and .20% of the Capital Value Fund's average daily net assets in excess of $1 billion.

Under the terms of an Administration Agreement between the Company, on behalf of the Strategy Fund, and Princeton Administrators, L.P. ("Princeton"), Princeton performs or arranges for the performance of certain administrative services (i.e., services other than investment advice and related portfolio activities) necessary for the operation of the Strategy Fund, including maintaining the books and records of the Strategy Fund, preparing reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Strategy Fund and its shares and providing the Strategy Fund with administrative office facilities. For the services rendered to the Strategy Fund and the facilities furnished, the Strategy Fund pays Princeton a monthly fee equal to the greater of (i) $300,000 per annum ($25,000 per month), or (ii) an annual rate equal to .25% of the Strategy Fund's average daily net assets up to $100 million, .225% of the Strategy Fund's average daily net assets on the next $100 million, .20% of the Strategy Fund's average daily net assets on the next $400 million and .175% of the Strategy Fund's average daily net assets in excess of $600 million. Effective November 20, 1997, Princeton agreed to voluntarily reduce through December 31, 1998 the minimum fee to $125,000 per annum.

The Company compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Sub-Investment Adviser, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended October 31, 1998, such compensation amounted to $82,043 for the Capital Value Fund and $56,405 for the Strategy Fund.

(b) Service and Distribution Plan--Class A Shares

Under the Class A Service and Distribution Plan, the Company, at the expense of the Class A shares of each Fund, (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing such Fund's Class A shares and servicing shareholder accounts, and (b) pays the Sub-Investment Adviser, Dreyfus Service Corporation and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Class A shares of such Fund and for shareholder servicing activities, at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class A of such Fund. During the six months ended October 31, 1998, $89,242 and $20,755 were charged to the Class A shares of Capital Value Fund and Strategy Fund, respectively.

Service and Distribution Plans--Class B Shares and Class C Shares

Under the Class B and Class C Service and Distribution Plans, the Company, at the expense of the Class B shares of the Capital Value Fund and Class C shares of each Fund, as the case may be, (a) pays the Distributor for distributing the Capital Value Fund's Class B shares and each Fund's Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B or Class C of the applicable Fund and (b) pays the Distributor for the provision of certain services to the holders of Class B shares and Class C shares, as the case may be, a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B or Class C of such Fund. During the six months ended October 31, 1998, $94,380 and $33,843 were charged for distributing Capital Value Fund's Class B and Class C shares, respectively, and $31,460 and $11,281 were charged for shareholder servicing for Capital Value Fund's Class B and Class C shares, respectively. For the same period, $9,288 and $3,096 were charged for distributing and shareholder servicing, respectively, for Strategy Fund's Class C shares.

(c) Certain officers and/or directors of the Company are officers and/or directors of the Investment Adviser. Each director who is not an "affiliated person" as defined in the 1940 Act receives from the Company an annual fee of $20,000 per year.

3. PURCHASES AND SALES OF INVESTMENTS:

Purchases and sales of investments, excluding short-term and U.S. Government securities, for the six months ended October 31, 1998 were as follows:

                                                                     PURCHASES                    SALES
                                                                   -------------              --------------
            Strategy Fund:......................................    $  8,522,509               $  2,734,963
                                                                   -------------              -------------
                                                                   -------------              -------------
            Capital Value Fund:
              Long transactions.................................    $  9,165,645               $ 11,181,517
              Short sale transactions...........................      27,565,268                 42,607,303
                                                                   -------------              -------------
                                                                    $ 36,730,913               $ 53,788,820
                                                                   -------------              -------------
                                                                   -------------              -------------

The Capital Value Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and/or custodian, of cash and/or U.S. Government securities sufficient to cover its short position. Securities sold short at October 31, 1998 and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

Realized and unrealized gains (losses) as of October 31, 1998 were as follows:

Strategy Fund:

                                                                      REALIZED                  UNREALIZED
                                                                      (LOSSES)                GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $ (3,120,423)              $ (1,153,580)
            Short-term investments..............................            (229)                   (12,286)
            Put options purchased...............................      (3,850,104)                (4,095,195)
            Financial futures contracts.........................         (60,450)                   (43,575)
            Foreign currency transactions.......................        (196,199)                     2,805
                                                                   --------------             --------------
                                                                    $ (7,227,405)              $ (5,301,831)
                                                                   --------------             --------------
                                                                   --------------             --------------

Capital Value Fund:

                                                                      REALIZED                  UNREALIZED
                                                                   GAINS (LOSSES)             GAINS (LOSSES)
                                                                   --------------             --------------
            Long-term investments...............................    $ (3,537,555)              $ (1,597,011)
            Short sale transactions.............................        (363,936)                 4,308,675
            Short-term investments..............................          13,119                     12,792
            Put options purchased...............................      (8,271,380)                (4,415,922)
            Financial futures contracts.........................      (1,302,739)                  (636,525)
            Foreign currency transactions.......................             232                         --
                                                                   --------------             --------------
                                                                    $(13,462,259)              $ (2,327,991)
                                                                   --------------             --------------
                                                                   --------------             --------------

As of October 31, 1998, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, futures transactions and short sale transactions for each Fund at October 31, 1998:

                                                             GROSS                GROSS
                                                          APPRECIATION         DEPRECIATION             NET
                                                          ------------         ------------         ------------
            Strategy Fund............................     $ 1,454,857          $(6,759,493 )        $ (5,304,636)
            Capital Value Fund.......................     $ 8,739,980          $(11,067,971)        $ (2,327,991)

The following summarizes the capital loss carry forwards of each Fund at October 31, 1998:

 EXPIRING IN FISCAL YEAR      STRATEGY FUND       CAPITAL VALUE FUND
-------------------------    ----------------     ------------------
          1999                           --          $  9,100,000
          2000                 $  3,400,000            29,800,000
          2001                    8,800,000            17,800,000
          2002                           --            56,700,000
          2003                           --             9,200,000
          2004                   12,500,000            15,800,000
          2005                   14,900,000            14,200,000
          2006                   14,100,000            57,400,000
                               -------------         ------------
          Total                $ 53,700,000          $210,000,000
                               -------------         ------------
                               -------------         ------------

4. SUBSEQUENT EVENTS:

For November 1998 the Company's Board of Directors declared ordinary income dividends for the Strategy Fund as follows:

          AMOUNT PER SHARE
-------------------------------------
 CLASS O      CLASS A       CLASS C         PAYABLE DATE         RECORD DATE
---------    ----------    ----------    ------------------   -----------------
 $0.0500      $0.04847      $0.04126     November 30, 1998    November 24, 1998

                         COMSTOCK PARTNERS FUNDS, INC.
                        COMSTOCK PARTNERS STRATEGY FUND
                      COMSTOCK PARTNERS CAPITAL VALUE FUND
                           993 Lenox Drive, Suite 106
                            Lawrenceville, NJ 08648

INVESTMENT ADVISER
COMSTOCK PARTNERS, INC.
993 Lenox Drive, Suite 106
Lawrenceville, NJ 08648

SUB-INVESTMENT ADVISER (STRATEGY FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

SUB-INVESTMENT ADVISER AND
ADMINISTRATOR (CAPITAL VALUE FUND)
THE DREYFUS CORPORATION
200 Park Avenue
New York, NY 10166

CUSTODIAN--DOMESTIC
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

CUSTODIANS--INTERNATIONAL
BROWN BROTHERS HARRIMAN & CO. (STRATEGY FUND)
40 Water Street
Boston, MA 02109

THE BANK OF NEW YORK (CAPITAL VALUE FUND)
90 Washington Street
New York, NY 10286

ADMINISTRATOR (STRATEGY FUND)
PRINCETON ADMINISTRATORS, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095

DISTRIBUTOR
PREMIER MUTUAL FUND SERVICES, INC.
60 State Street, Suite 1300
Boston, MA 02109
Tel. 1-800-221-7930, 1-617-557-3400

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
DREYFUS TRANSFER, INC.
P.O. Box 9671
Providence, RI 02940-9671

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SIMPSON THACHER & BARTLETT
(a partnership which includes
professional corporations)
425 Lexington Avenue
New York, NY 10017-3909

OFFICERS & DIRECTORS
Charles L. Minter,
  Chief Executive Officer and
  Chairman of the Board
M. Bruce Adelberg, Director
Sven B. Karlen, Jr., Director
Robert M. Smith, Director
Robert C. Ringstad, Vice President,
  Treasurer, Chief Financial Officer
  and Secretary

--------------------------------------------------------------------------------

   General information regarding a Fund's portfolio, updated semi-monthly, is available by calling the Fund's Distributor (see above).

 This report is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   SHAREHOLDER INQUIRIES TEL. 1-800-645-6561